Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Unsecured Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 13)	-	-	146	146
Balance, June 30, 2016	4,000	(4,000)	249	249
Amortization	-	-	176	176
Balance, December 31, 2016	4,000	(4,000)	425	425
Amortization (Note 13)	-	-	214	214
Balance, June 30, 2017	4,000	(4,000)	639	639

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2015	3,800
Balance, June 30, 2016	3,800
Balance, December 31, 2016	3,800
Balance, June 30, 2017	3,800

Unsecured Revolving Convertible Promissory Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 13)	-	-	230	230
Balance, June 30, 2016	21,165	(21,165)	261	261
Additions	-	-	-	-
Amortization	-	-	611	611
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 13)	-	-	534	534
Balance, June 30, 2017	21,165	(21,165)	1,406	1,406

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, June 30, 2016	21,165
Intrinsic value of BCF	-
Balance, December 31, 2016	21,165
Balance, June 30, 2017	21,165